Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica Emerging Markets Equity

Effective immediately, the following principal risk will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Model and Data - If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the fund.

* * *

Investors Should Retain this Supplement for Future Reference

September 12, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica Emerging Markets Equity

Effective immediately, the following principal risk will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Model and Data - If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the fund.

* * *

Investors Should Retain this Supplement for Future Reference

September 12, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica Emerging Markets Equity

Effective immediately, the following principal risk will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Model and Data - If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the fund.

* * *

Investors Should Retain this Supplement for Future Reference

September 12, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica Emerging Markets Equity

Effective immediately, the following principal risk will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Model and Data - If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the fund.

* * *

Investors Should Retain this Supplement for Future Reference

September 12, 2018

Retail Class | Transamerica Emerging Markets Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica Emerging Markets Equity

Effective immediately, the following principal risk will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Model and Data - If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the fund.

* * *

Investors Should Retain this Supplement for Future Reference

September 12, 2018

Class I2 | Transamerica Emerging Markets Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica Emerging Markets Equity

Effective immediately, the following principal risk will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Model and Data - If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the fund.

* * *

Investors Should Retain this Supplement for Future Reference

September 12, 2018

Advisor Class | Transamerica Emerging Markets Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica Emerging Markets Equity

Effective immediately, the following principal risk will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Model and Data - If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the fund.

* * *

Investors Should Retain this Supplement for Future Reference

September 12, 2018

Class T1 and Class T2 | Transamerica Emerging Markets Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica Emerging Markets Equity

Effective immediately, the following principal risk will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Model and Data - If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the fund.

* * *

Investors Should Retain this Supplement for Future Reference

September 12, 2018